Customer Contract with Alight LLC	12 Months Ended
Mar. 31, 2020
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Customer Contract with Alight LLC
36.
During the year ended March 31, 2019, as
part of a customer contract with Alight LLC, Wipro has acquired Alight HR Services India Private Limited (currently known as Wipro HR Services India Private Limited) for a consideration of
₹
8,275 ($
117 million). Considering the terms and conditions of the agreement, the Company has concluded that this transaction does not meet the definition of Business under IFRS 3. The transaction was consummated on September 1, 2018. Net assets taken over was
₹
4,128. The excess of consideration paid, and net assets taken over is accounted as ‘costs to obtain contract’, which will be amortized over the tenure of the contract as reduction in revenues.